Share Capital (Details) - Schedule of Shares Issued and Outstanding - Shares Issued and Outstanding Capital [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Beginning balance, Number of shares	3,463,734	2,223,131
Beginning balance, Capital	$ 49,434,692	$ 7,255,695
Issuance of shares to ASDT, Number of shares		86,996
Issuance of shares to ASDT, Capital		$ 2,124,615
Issuance of shares upon conversion of note, Number of shares	582,193	164,574
Issuance of shares upon conversion of note, Capital	$ 314,384	$ 6,559,000
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9), Number of shares	879,895
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9), Capital	$ 431,149
Issuance of shares in Holigen acquisition, Number of shares		190,000
Issuance of shares in Holigen acquisition, Capital		$ 16,131,000
Loss of control of Bophelo Bio, Number of shares		$ (156)
Loss of control of Bophelo Bio, Capital
Cancelled shares, Number of shares	(20,620)
Cancelled shares, Capital	$ (200,014)
Ending Balance, Number of shares	5,628,295	3,463,734
Ending Balance, Capital	$ 51,020,121	$ 49,434,692
Private Placement [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Issuance of shares from private placement, Number of shares		16,200
Issuance of shares from private placement, Capital		$ 278,481
Ipo [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Issuance of shares from IPO, Number of shares		400,000
Issuance of shares from IPO, Capital		$ 14,654,593
Restricted stock units at $9.70 per share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares		112,456
Fair value of RSUs issued, Capital		$ 1,090,832
Restricted Share Units of $8.29 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares		67,567
Fair value of RSUs issued, Capital		$ 560,135
Restricted Share Units of $7.10 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares		60,810
Fair value of RSUs issued, Capital		$ 431,757
Restricted Share Units of $2.57 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares		82,000
Fair value of RSUs issued, Capital		$ 210,740
Restricted Share Units of $2.30 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares		60,000
Fair value of RSUs issued, Capital		$ 138,000
Restricted Share Units of $1.84 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares	421,052
Fair value of RSUs issued, Capital	$ 774,736
Restricted Share Units of $1.11 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares	161,295
Fair value of RSUs issued, Capital	$ 179,037
Restricted Share Units of $0.61 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares	140,746
Fair value of RSUs issued, Capital	$ 86,137